FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 24.3		$ 18.9
Long-term debt	6,375.0	$ 5,311.7
Derivative financial instruments	(887.0)	(557.7)
Cash and cash equivalents	(21.0)	(864.9)	(20.7)	$ (18.6)
Loans to the parent corporation	(596.1)
Net liabilities	4,895.2	3,889.1
Equity	$ 1,424.7	$ 2,545.0	$ 1,858.5